UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------

if amendment report check here     [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ----------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ----------------------------------
          Chicago, IL 60606
          ----------------------------------

Form 13F File Number:  28-5324
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Anthony Nanni            Chicago, IL          January 22, 2008
    -------------------      -------------------      --------------------
        [Signature]             [City, State]              [Date]

Report Type:

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[X]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------
Form 13F Information Table Entry Total:     68
                                            ---------------------
Form 13F Information Table Value Total:     $992,845
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):(List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.     Form 13F File Number     Name

     1       28-04975            Affiliated Managers Group, Inc.
     ----    ---------------     --------------------------------

                                                   FORM 13F INFORMATION TABLE

      ITEM 1              ITEM 2     ITEM 3      ITEM 4               ITEM 5        ITEM 6       ITEM 7           ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                         TITLE OF               VALUE       SHARES/   SH/  PUT/   INVESTMENT     OTHER    ----------------------
   NAME OF ISSUER         CLASS      CUSIP     (x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
-----------------------  --------  ----------  ---------    -------   ---  ----   ----------    --------- ----   ------     ----
3M Company                 COM     88579Y101       219        2,600              Share-Defined     1              2,600        0
AMIS Holdings, Inc.        COM     031538101    16,957    1,692,300              Share-Defined     1          1,612,944   79,356
Acco Brands
Corporation                COM     00081T108    14,291      890,980              Share-Defined     1            850,300   40,680
AirTran
Holdings, Inc.             COM     00949P108     6,760      944,100              Share-Defined     1            899,633   44,467
Alliance
Imaging, Inc.            COM NEW   018606202    16,184    1,682,350              Share-Defined     1          1,604,600   77,750
American Axle
& Mfg.
Holdings, Inc.             COM     024061103     9,799      526,280              Share-Defined     1            501,500   24,780
Arris Group, Inc.          COM     04269Q100    11,397    1,142,000              Share-Defined     1          1,088,400   53,600
Aspen Insurance
Holdings Limited           SHS     G05384105    32,338    1,121,300              Share-Defined     1          1,069,900   51,400
Assurant, Inc.             COM     04621X108       221        3,300              Share-Defined     1              3,300        0
B&G Foods, Inc.            CLA     05508R106    10,602    1,038,430              Share-Defined     1            990,300   48,130
Ball Corp.                 COM     058498106       211        4,700              Share-Defined     1              4,700        0
Benchmark
Electronics, Inc.          COM     08160H101    13,936      786,005              Share-Defined     1            750,000   36,005
Big 5
Sporting Goods
Corporation                COM     08915P101    15,578    1,080,300              Share-Defined     1          1,030,400   49,900
Borland Software
Corporation                COM     099849101     3,401    1,129,820              Share-Defined     1          1,076,800   53,020
Brady Corporation          CLA     104674106    11,832      337,200              Share-Defined     1            321,900   15,300
CAI International, Inc.    COM     12477X106     7,878      748,880              Share-Defined     1            714,600   34,280
CBIZ, Inc.                 COM     124805102    23,879    2,434,100              Share-Defined     1          2,321,100  113,000
Carlisle Companies
Incorporated               COM     142339100    19,937      538,410              Share-Defined     1            512,900   25,510
Carter Inc.                COM     146229109    12,399      640,750              Share-Defined     1            611,600   29,150
Centene
Corporation                COM     15135B101    21,098      768,870              Share-Defined     1            732,600   36,270
Cincinnati Bell Inc.       COM     171871106    21,562    4,539,340              Share-Defined     1          4,327,022  212,318
Comfort Systems
USA, Inc.                  COM     199908104    16,232    1,270,100              Share-Defined     1          1,211,300   58,800
Consolidated
Graphics Inc.              COM     209341106    17,459      365,090              Share-Defined     1            348,440   16,650
Convergys
Corporation                COM     212485106    10,028      609,240              Share-Defined     1            580,900   28,340
Cowen Group, Inc.          COM     223621103     8,208      863,130              Share-Defined     1            823,645   39,485
Crane Co.                  COM     224399105    25,423      592,600              Share-Defined     1            568,800   23,800
Cytec Industries Inc.      COM     232820100    26,362      428,100              Share-Defined     1            410,800   17,300
Delphi Financial
Group, Inc.                CLA     247131105    21,772      617,116              Share-Defined     1            588,557   28,559
Electronics For
Imaging, Inc.              COM     286082102    23,394    1,040,647              Share-Defined     1            992,585   48,062
Fairchild
Semiconductor Int'l.       COM     303726103    15,817    1,096,150              Share-Defined     1          1,045,050   51,100


                                                   FORM 13F INFORMATION TABLE

      ITEM 1              ITEM 2     ITEM 3      ITEM 4               ITEM 5        ITEM 6       ITEM 7           ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                         TITLE OF               VALUE       SHARES/   SH/  PUT/   INVESTMENT     OTHER    ----------------------
   NAME OF ISSUER         CLASS      CUSIP     (x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
-----------------------  --------  ----------  ---------    -------   ---  ----   ----------    --------- ----   ------     ----
Financial Federal
Corporation                COM     317492106    11,468      514,500              Share-Defined     1            490,300   24,200
Five Star Quality
Care, Inc.                 COM     33832D106    12,490    1,504,780              Share-Defined     1          1,436,200   68,580
Harris Stratex
Networks, Inc.             CLA     41457P106    11,378      681,294              Share-Defined     1            649,577   31,717
Heidrick & Struggles
Int'l., Inc.               COM     422819102    18,873      508,570              Share-Defined     1            485,400   23,170
Hercules Technology
Growth Cap, Inc.           COM     427096508     9,869      794,600              Share-Defined     1            757,700   36,900
Herman Miller, Inc.        COM     600544100    17,840      550,800              Share-Defined     1            525,400   25,400
IXYS Corporation           COM     46600w106     4,683      583,930              Share-Defined     1            555,300   28,630
Inventiv Health Inc.       COM     46122E105     1,743       56,300              Share-Defined     1             53,800    2,500
JPMorgan Chase
& Co.                      COM     46625H100       240        5,500              Share-Defined     1              5,500        0
Jos. A. Bank
Clothiers, Inc.            COM     480838101    28,077      986,900              Share-Defined     1            941,500   45,400
Key Energy
Services, Inc.             COM     492914106    14,292      993,200              Share-Defined     1            946,100   47,100
MCG Capital
Corporation                COM     58047P107    12,361    1,066,500              Share-Defined     1          1,013,244   53,256
MarineMax, Inc.            COM     567908108    11,669      752,820              Share-Defined     1            717,700   35,120
Mattson
Technology                 COM     577223100     8,242      962,800              Share-Defined     1            917,500   45,300
McCormick &
Schmick's Seafood          COM     579793100     6,554      549,400              Share-Defined     1            524,700   24,700
NCI Building
Systems, Inc.              COM     628852105    21,193      736,130              Share-Defined     1            702,200   33,930
Perot Systems Corp.        CLA     714265105    22,266    1,649,340              Share-Defined     1          1,573,640   75,700
Prosperity
Bancshares, Inc.           COM     743606105    22,445      763,700              Share-Defined     1            728,300   35,400
RAM Holdings, Ltd.         SHS     G7368R104     6,705    1,357,300              Share-Defined     1          1,293,600   63,700
Reinsurance Group
Of America, Inc.           COM     759351109    34,752      662,190              Share-Defined     1            631,390   30,800
Rudolph
Technologies, Inc.         COM     781270103     6,294      556,010              Share-Defined     1            529,900   26,110
Ryder System, Inc.         COM     783549108    10,676      227,100              Share-Defined     1            216,600   10,500
SMART Modular
Technologies             ORD SHS   G82245104    17,388    1,708,040              Share-Defined     1          1,628,120   79,920
SeaBright Insurance
Holdings                   COM     811656107    17,372    1,151,981              Share-Defined     1          1,098,449   53,532
SkyWest, Inc.              COM     830879102    22,602      841,800              Share-Defined     1            803,410   38,390
Spherion Corporation       COM     848420105    15,653    2,150,180              Share-Defined     1          2,051,000   99,180
Super Micro
Computer Inc.              COM     86800U104     7,294      950,950              Share-Defined     1            906,200   44,750
Syniverse
Holdings, Inc.             COM     87163F106    18,999    1,219,460              Share-Defined     1          1,164,100   55,360
Synnex Corporation         COM     87162W100    17,695      902,800              Share-Defined     1            860,400   42,400
TNS Inc.                   COM     872960109    17,147      966,010              Share-Defined     1            921,400   44,610
TTM
Technologies, Inc.         COM     87305R109    13,880    1,190,400              Share-Defined     1          1,141,700   48,700
The Hanover
Insurance Group, Inc.      COM     410867105    31,020      677,300              Share-Defined     1            646,600   30,700

                                                   FORM 13F INFORMATION TABLE

      ITEM 1              ITEM 2     ITEM 3      ITEM 4               ITEM 5        ITEM 6       ITEM 7           ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                         TITLE OF               VALUE       SHARES/   SH/  PUT/   INVESTMENT     OTHER    ----------------------
   NAME OF ISSUER         CLASS      CUSIP     (x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
-----------------------  --------  ----------  ---------    -------   ---  ----   ----------    --------- ----   ------     ----
The Toro Company           COM     891092108    19,958      366,610              Share-Defined     1            349,700   16,910
TradeStation
Group, Inc.                COM     89267P105    16,392    1,153,570              Share-Defined     1          1,099,700   53,870
United Pan Am
Financial Corp.            COM     911301109     2,947      575,610              Share-Defined     1            548,610   27,000
Walter Industries, Inc.    COM     93317Q105    17,896      498,070              Share-Defined     1            475,500   22,570
Zep, Inc.                  COM     98944B108     2,047      147,600              Share-Defined     1            140,800    6,800
iStar Financial Inc.       COM     45031U101    25,271      970,100              Share-Defined     1            925,100   45,000
TOTAL                                          992,845